Taxes (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Movement asset, beginning	R$ 3,484,616	R$ 4,355,265
Monetary variation	256,492	294,952
Offsetting with taxes payable	(1,075,244)	(1,165,601)
Movement asset, ending	2,665,864	R$ 3,484,616
Movement asset current	777,481
Movement asset noncurrent	R$ 1,888,383